Note M - Related Party Transactions	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
Note
M
- Related Party Transactions

Certain directors, executive officers and companies with which they are affiliated were loan customers during
2016.
A summary of activity on these borrower relationships with aggregate debt greater than
$120
is as follows:

Total loans at January 1, 2016	$3,989
New loans	1,085
Repayments	(528)
Other changes	1,399
Total loans at December 31, 2016	$5,945

Other changes include adjustments for loans applicable to
one
reporting period that are excludable from the other reporting period, such as changes in persons classified as directors, executive officers and companies’ affiliates.

Deposits from principal officers, directors, and their affiliates at year-end
2016
and
2015
were
$38,867
and
$30,169.